Investment Strategy - WP Large Cap Income Plus Fund	Mar. 27, 2026
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategy of the Fund. The Fund’s investment objective is total return. To meet its investment objective, the Fund will invest at least 80% of its total assets in large cap domestic equity securities and exchange traded funds (“ETFs”) that primarily invest in large cap domestic equity securities. The Fund will seek income through dividends paid on such securities. The Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy.

The Advisor intends to sell covered call options on a portion of the Fund’s stock holdings. The extent of option selling will depend on market conditions and the Advisor’s consideration of the advantages of selling call options on the Fund’s equity investments.

The Fund may also sell put options on stocks and ETFs the Advisor believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Fund may, in certain circumstances, purchase put options on the S&P 500 Composite Stock Price Index (the “S&P 500”) and on individual stocks to protect against a loss of principal value due to stock price decline. The extent of option selling and purchasing activity depends on market conditions and the Advisor’s judgment. The Fund may also seek to pursue its investment objective by selling a series of call and put option spread combinations on the S&P 500.

The Fund may be appropriate for investors with long-term horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to minimize the effects of inflation on its portfolio.

Strategy Portfolio Concentration [Text]	The Fund’s investment objective is total return. To meet its investment objective, the Fund will invest at least 80% of its total assets in large cap domestic equity securities and exchange traded funds (“ETFs”) that primarily invest in large cap domestic equity securities.